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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Equity Dividend Fund
ING Growth Opportunities Fund
ING Index Plus LargeCap Equity Fund VIII
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Principal Protection Fund IX
ING Principal Protection Fund X
ING Principal Protection Fund XI
ING Principal Protection Fund XII
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING SmallCap Value Multi-Manager Fund
ING Value Choice Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.2%
		Aerospace/Defense: 1.6%
1,800		General Dynamics Corp.	$78,876
			78,876
		Agriculture: 5.1%
6,500		Altria Group, Inc.	100,360
2,600		Archer-Daniels-Midland Co.	69,316
2,651		Philip Morris International, Inc.	88,729
			258,405
		Banks: 7.1%
1,600		BB&T Corp.	25,808
6,200		JPMorgan Chase & Co.	141,670
3,400		Morgan Stanley	66,436
1,200		PNC Financial Services Group, Inc.	32,808
900	@@	Toronto Dominion Bank	26,451
2,400		US Bancorp.	34,344
2,600		Wells Fargo & Co.	31,460
			358,977
		Chemicals: 1.6%
3,300		EI Du Pont de Nemours & Co.	61,908
600		PPG Industries, Inc.	18,810
			80,718
		Coal: 0.5%
2,000		Arch Coal, Inc.	27,800
			27,800
		Commercial Services: 0.9%
1,400		Automatic Data Processing, Inc.	47,810
			47,810
		Diversified Financial Services: 0.5%
1,432		NYSE Euronext	24,172
			24,172
		Electric: 4.7%
3,300		NSTAR	106,161
3,400		Pacific Gas & Electric Co.	129,948
			236,109
		Electronics: 0.7%
2,600		PerkinElmer, Inc.	33,488
			33,488
		Entertainment: 0.8%
4,100		Regal Entertainment Group	41,984
			41,984
		Environmental Control: 1.0%
1,900		Waste Management, Inc.	51,300
			51,300
		Food: 3.4%
2,800		Safeway, Inc.	51,800
3,300		Supervalu, Inc.	51,513
3,200		Sysco Corp.	68,800
			172,113
		Gas: 4.0%
2,900		Atmos Energy Corp.	63,307
5,900		CenterPoint Energy, Inc.	60,888
2,500		National Fuel Gas Co.	75,775
			199,970
		Healthcare - Products: 3.5%
2,500		Johnson & Johnson	125,000
1,800		Medtronic, Inc.	53,262
			178,262
		Household Products/Wares: 0.6%
1,500		Avery Dennison Corp.	30,225
			30,225
		Insurance: 3.2%
1,500	@@	ACE Ltd.	54,765
1,900		Travelers Cos., Inc.	68,685
1,800	@@	Willis Group Holdings Ltd.	39,402
			162,852
		Iron/Steel: 1.7%
1,700		Nucor Corp.	57,205
1,400		United States Steel Corp.	27,538
			84,743
		Media: 0.7%
2,600		Meredith Corp.	33,410
			33,410
		Miscellaneous Manufacturing: 3.6%
2,200		Cooper Industries Ltd.	46,398

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
		Miscellaneous Manufacturing (continued)
11,500		General Electric Co.		$97,865
1,200		Parker Hannifin Corp.		40,044
				184,307
		Office/Business Equipment: 0.5%
1,300		Pitney Bowes, Inc.		25,285
				25,285
		Oil & Gas: 16.4%
2,800		Chevron Corp.		169,988
2,800		ConocoPhillips		104,580
1,900	@@	EnCana Corp.		74,803
3,800		ExxonMobil Corp.		258,020
4,000		Marathon Oil Corp.		93,080
8,400		Patterson-UTI Energy, Inc.		72,156
5,714	@@	Talisman Energy, Inc.		53,483
				826,110
		Pharmaceuticals: 8.4%
5,000		Bristol-Myers Squibb Co.		92,050
3,300		Merck & Co., Inc.		79,860
12,900		Pfizer, Inc.		158,799
2,300		Wyeth		93,886
				424,595
		Retail: 8.6%
5,400		Gap, Inc.		58,266
5,300		Home Depot, Inc.		110,717
7,800		Macy’s, Inc.		61,386
900		McDonald’s Corp.		47,025
3,400		TJX Cos., Inc.		75,718
3,400		Walgreen Co.		81,124
				434,236
		Savings & Loans: 1.8%
5,282		People’s United Financial, Inc.		91,960
				91,960
		Semiconductors: 2.9%
7,200		Intel Corp.		91,728
3,700		Texas Instruments, Inc.		53,095
				144,823
		Software: 0.8%
2,600		Microsoft Corp.		41,990
				41,990
		Telecommunications: 8.6%
4,700		AT&T, Inc.		111,719
2,500		CenturyTel, Inc.		65,825
2,214		Embarq Corp.		77,424
3,700		Verizon Communications, Inc.		105,561
9,781		Windstream Corp.		72,966
				433,495
		Total Common Stock
		(Cost $5,974,809)		4,708,015
REAL ESTATE INVESTMENT TRUSTS: 0.5%
		Mortgage: 0.5%
4,000		MFA Mortgage Investments, Inc.		22,960
		Total Real Estate Investment Trusts
		(Cost $22,043)		22,960
		Total Long-Term Investments
		(Cost $5,996,852)		4,730,975
SHORT-TERM INVESTMENTS: 6.1%
		Affiliated Mutual Fund: 6.1%
311,000		ING Institutional Prime Money Market Fund - Class I		311,000
		Total Short-Term Investments
		(Cost $311,000)		311,000
		Total Investments in Securities
		(Cost $6,307,852)*	99.8%	$5,041,975
		Other Assets and Liabilities - Net	0.2	8,407
		Net Assets	100.0%	$5,050,382

	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $6,369,766.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$77,710
		Gross Unrealized Depreciation		(1,405,501)
		Net Unrealized Depreciation		$(1,327,791)

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•          Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$5,041,975	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$5,041,975	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 100.1%
		Auto Manufacturers: 1.0%
24,970	@	Navistar International Corp.	$704,154
			704,154
		Beverages: 3.2%
54,050		Coca-Cola Co.	2,207,943
			2,207,943
		Biotechnology: 3.0%
36,390	@	Gilead Sciences, Inc.	1,630,272
5,350	@	Myriad Genetics, Inc.	421,848
			2,052,120
		Chemicals: 3.6%
31,600		Airgas, Inc.	972,964
27,490		Ecolab, Inc.	873,632
13,610		Mosaic Co.	585,911
			2,432,507
		Coal: 1.5%
72,880		Arch Coal, Inc.	1,013,032
			1,013,032
		Commercial Services: 1.8%
20,020	@, L	Alliance Data Systems Corp.	592,592
9,150	@	Apollo Group, Inc. - Class A	663,375
			1,255,967
		Computers: 3.2%
51,810		Hewlett-Packard Co.	1,504,044
50,200	@	NetApp, Inc.	674,688
			2,178,732
		Cosmetics/Personal Care: 1.2%
12,480	@, L	Chattem, Inc.	791,606
			791,606
		Distribution/Wholesale: 0.7%
36,970	@	LKQ Corp.	499,095
			499,095
		Diversified Financial Services: 2.5%
87,410		Invesco Ltd.	999,096
34,990	@	Nasdaq Stock Market, Inc.	731,291
			1,730,387
		Electronics: 2.3%
30,450	@	Dolby Laboratories, Inc.	854,123
34,400	@	Flir Systems, Inc.	702,104
			1,556,227
		Energy - Alternate Sources: 0.7%
31,420	@	Covanta Holding Corp.	478,527
			478,527
		Food: 1.1%
14,200		General Mills, Inc.	745,216
			745,216
		Healthcare - Products: 8.4%
36,130		Baxter International, Inc.	1,839,378
30,510	@@	Covidien Ltd.	966,252
13,770		CR Bard, Inc.	1,105,180
17,410	@	Gen-Probe, Inc.	706,324
33,470	@	St. Jude Medical, Inc.	1,109,865
			5,726,999
		Household Products/Wares: 1.1%
15,780		Church & Dwight Co., Inc.	771,958
			771,958
		Internet: 7.1%
31,190	@	F5 Networks, Inc.	623,800
7,280	@	Google, Inc. - Class A	2,460,567
25,080	@	McAfee, Inc.	703,399
12,250	@, L	Priceline.com, Inc.	1,039,535
			4,827,301
		Machinery - Diversified: 2.0%
18,500		Roper Industries, Inc.	764,975
23,480		Wabtec Corp.	628,325
			1,393,300
		Media: 1.1%
44,220	@	Liberty Media Corp. - Entertainment	765,890
			765,890
		Mining: 1.3%
29,150	@@	Barrick Gold Corp.	880,330
			880,330
		Miscellaneous Manufacturing: 2.7%
44,150		Honeywell International, Inc.	1,184,545

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
		Miscellaneous Manufacturing (continued)
22,810		Illinois Tool Works, Inc.		$634,118
				1,818,663
		Oil & Gas: 9.3%
17,740		Hess Corp.		970,201
17,800		Murphy Oil Corp.		744,218
14,320		Occidental Petroleum Corp.		742,778
94,710		Patterson-UTI Energy, Inc.		813,559
21,560	@	Southwestern Energy Co.		620,281
80,870	@@	Talisman Energy, Inc.		756,943
11,584	@	Transocean, Ltd.		692,376
30,960		XTO Energy, Inc.		980,194
				6,320,550
		Packaging & Containers: 0.9%
12,620		Silgan Holdings, Inc.		619,137
				619,137
		Pharmaceuticals: 5.0%
42,660		Abbott Laboratories		2,019,524
14,440	@	Express Scripts, Inc.		726,332
15,710	@@	Teva Pharmaceutical Industries Ltd. ADR		700,352
				3,446,208
		Retail: 9.0%
109,600		American Eagle Outfitters		1,069,696
54,040		Burger King Holdings, Inc.		1,161,320
28,880		Darden Restaurants, Inc.		783,803
64,090		Gap, Inc.		691,531
37,400		Ross Stores, Inc.		1,104,048
27,310		Wal-Mart Stores, Inc.		1,344,744
				6,155,142
		Semiconductors: 9.3%
64,460		Altera Corp.		988,172
39,120		Analog Devices, Inc.		729,197
44,050	@	Broadcom Corp.		724,623
157,270		Intel Corp.		2,003,620
77,140		National Semiconductor Corp.		840,826
99,620	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		751,135
46,160	@, @@	Verigy Ltd.		318,966
				6,356,539
		Software: 3.8%
29,230	@	BMC Software, Inc.		866,085
106,440		Microsoft Corp.		1,719,006
				2,585,091
		Telecommunications: 10.2%
144,090	@	Cisco Systems, Inc.		2,099,387
22,270		Embarq Corp.		778,782
43,500	@	Juniper Networks, Inc.		618,135
54,580	@	Polycom, Inc.		725,914
61,740		Qualcomm, Inc.		2,063,968
32,920	@	SBA Communications Corp.		684,078
				6,970,264
		Transportation: 3.1%
16,350		Burlington Northern Santa Fe Corp.		960,890
27,800		United Parcel Service, Inc. - Class B		1,144,804
				2,105,694
		Total Common Stock
		(Cost $75,795,447)		68,388,579
SHORT-TERM INVESTMENTS: 4.0%
		Affiliated Mutual Fund: 1.1%
737,000		ING Institutional Prime Money Market Fund - Class I		737,000
		Total Mutual Fund
		(Cost $737,000)		737,000

Principal Amount				Value
		Securities Lending Collateral(cc): 2.9%
$2,050,283		Bank of New York Mellon Corp. Institutional Cash Reserves		$2,011,520
		Total Securities Lending Collateral
		(Cost $2,050,283)		2,011,520
		Total Short-Term Investments
		(Cost $2,787,283)		2,748,520
		Total Investments in Securities
		(Cost $78,582,730)*	104.1%	$71,137,099
		Other Assets and Liabilities - Net	(4.1)	(2,784,989)
		Net Assets	100.0%	$68,352,110

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2009.
	*	Cost for federal income tax purposes is $81,528,711.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,218,953
		Gross Unrealized Depreciation		(11,610,565)
		Net Unrealized Depreciation		$(10,391,612)

PORTFOLIO OF INVESTMENTS
ING Growth Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•           Level 1 - quoted prices in active markets for identical investments

•           Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$69,125,579	$—
Level 2- Other Significant Observable Inputs	2,011,520	—
Level 3- Significant Unobservable Inputs	—	—
Total	$71,137,099	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.6%
		Advertising: 0.9%
8,100	@	Interpublic Group of Cos., Inc.	$30,861
3,382		Omnicom Group	81,269
			112,130
		Aerospace/Defense: 3.6%
2,384		General Dynamics Corp.	104,467
1,276		Goodrich Corp.	42,287
531		Lockheed Martin Corp.	33,511
1,937		Northrop Grumman Corp.	72,366
2,000		Raytheon Co.	79,940
2,899		United Technologies Corp.	118,366
			450,937
		Agriculture: 3.0%
7,974		Altria Group, Inc.	123,119
2,424		Archer-Daniels-Midland Co.	64,624
2,775		Philip Morris International, Inc.	92,879
2,850		Reynolds American, Inc.	95,703
			376,325
		Apparel: 0.0%
113		Polo Ralph Lauren Corp.	3,895
			3,895
		Banks: 4.4%
7,342		Bank of America Corp.	29,001
2,459	S	Bank of New York Mellon Corp.	54,516
2,690		BB&T Corp.	43,390
373		Goldman Sachs Group, Inc.	33,973
6,361		JPMorgan Chase & Co.	145,349
8		M&T Bank Corp.	293
1,407		Morgan Stanley	27,493
992		Northern Trust Corp.	55,106
941		PNC Financial Services Group, Inc.	25,727
1,970		State Street Corp.	49,782
597		US Bancorp.	8,543
6,576		Wells Fargo & Co.	79,570
			552,743
		Beverages: 1.2%
1,039		Coca-Cola Co.	42,443
1,674	@	Constellation Brands, Inc.	21,846
216		Molson Coors Brewing Co.	7,610
2,290		Pepsi Bottling Group, Inc.	42,365
800		PepsiCo, Inc.	38,512
			152,776
		Biotechnology: 1.5%
1,693	@	Amgen, Inc.	82,838
831	@	Biogen Idec, Inc.	38,259
1,090	@	Gilead Sciences, Inc.	48,832
699	@	Life Technologies Corp.	20,376
			190,305
		Chemicals: 1.2%
220		CF Industries Holdings, Inc.	14,153
657		International Flavors & Fragrances, Inc.	17,286
579		Monsanto Co.	44,160
2,410		PPG Industries, Inc.	74,855
83		Rohm & Haas Co.	4,322
			154,776
		Commercial Services: 2.4%
640	@	Apollo Group, Inc. - Class A	46,400
1,100		Automatic Data Processing, Inc.	37,565
1,468		Equifax, Inc.	31,562
1,872		H&R Block, Inc.	35,755
1,647		McKesson Corp.	67,560
3,460		RR Donnelley & Sons Co.	26,953
4,967		Western Union Co.	55,432
			301,227
		Computers: 7.6%
580	@	Affiliated Computer Services, Inc.	27,045
1,960	@	Apple, Inc.	175,048
952	@	Computer Sciences Corp.	33,072
6,510	@	Dell, Inc.	55,530
5,750	@	EMC Corp.	60,375
8,020		Hewlett-Packard Co.	232,821
3,496		International Business Machines Corp.	321,737
1,290	@	Lexmark International, Inc.	22,111
1,199	@	Teradata Corp.	18,537
			946,276

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Cosmetics/Personal Care: 2.6%
6,709		Procter & Gamble Co.	$323,160
			323,160
		Diversified Financial Services: 0.9%
2,130		Charles Schwab Corp.	27,072
180		CME Group, Inc.	32,832
1,577		Discover Financial Services	9,036
51		Federated Investors, Inc.	962
1,700	@	Nasdaq Stock Market, Inc.	35,530
154		NYSE Euronext	2,600
			108,032
		Electric: 3.6%
7,734	@	AES Corp.	48,724
4,543		CMS Energy Corp.	50,246
1,250		Consolidated Edison, Inc.	45,263
34		Constellation Energy Group, Inc.	672
383		DTE Energy Co.	10,253
2,100		Edison International	57,162
176		Entergy Corp.	11,861
2,000		Exelon Corp.	94,440
1,100		FirstEnergy Corp.	46,816
571		FPL Group, Inc.	25,883
6		Pacific Gas & Electric Co.	229
2,200		Public Service Enterprise Group, Inc.	60,038
			451,587
		Electronics: 0.6%
14		Jabil Circuit, Inc.	58
1,658		PerkinElmer, Inc.	21,355
800	@	Thermo Electron Corp.	29,008
770	@	Waters Corp.	27,119
			77,540
		Engineering & Construction: 0.8%
1,520		Fluor Corp.	50,540
1,400	@	Jacobs Engineering Group, Inc.	47,236
			97,776
		Food: 1.5%
3,923		ConAgra Foods, Inc.	59,159
700		HJ Heinz Co.	22,869
370		Kraft Foods, Inc.	8,429
674		Kroger Co.	13,932
1,701		Safeway, Inc.	31,469
4,460		Sara Lee Corp.	34,387
1,080		Supervalu, Inc.	16,859
			187,104
		Forest Products & Paper: 0.3%
7,230		International Paper Co.	41,139
			41,139
		Gas: 0.6%
3,430		CenterPoint Energy, Inc.	35,398
88		NiSource, Inc.	770
889		Sempra Energy	36,956
			73,124
		Hand/Machine Tools: 0.0%
152		Black & Decker Corp.	3,598
			3,598
		Healthcare - Products: 2.8%
371		Becton Dickinson & Co.	22,961
567	@@	Covidien Ltd.	17,957
426		CR Bard, Inc.	34,191
3,671		Johnson & Johnson	183,550
2,089		Medtronic, Inc.	61,814
880	@	Varian Medical Systems, Inc.	26,849
			347,322
		Healthcare - Services: 1.5%
1,651		Aetna, Inc.	39,409
1,976		Cigna Corp.	31,142
180	@	DaVita, Inc.	8,446
492	@	Humana, Inc.	11,646
530	@	Laboratory Corp. of America Holdings	29,155
3,210		UnitedHealth Group, Inc.	63,077
			182,875
		Household Products/Wares: 0.2%
600		Kimberly-Clark Corp.	28,266
			28,266
		Insurance: 2.5%
3,781		Aflac, Inc.	63,370
1,234		AON Corp.	47,188
394		Chubb Corp.	15,382
195		Cincinnati Financial Corp.	4,005

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,605		Loews Corp.	$31,859
1,852		Metlife, Inc.	34,188
646		Torchmark Corp.	13,308
2,344		Travelers Cos., Inc.	84,736
2,175		UnumProvident Corp.	22,142
			316,178
		Internet: 2.2%
459	@	Amazon.com, Inc.	29,739
4,320	@	eBay, Inc.	46,958
434	@	Google, Inc. - Class A	146,688
3,796	@	Symantec Corp.	52,499
69	@	Yahoo!, Inc.	913
			276,797
		Iron/Steel: 0.2%
423		Nucor Corp.	14,234
770		United States Steel Corp.	15,146
			29,380
		Machinery - Diversified: 0.6%
900		Cummins, Inc.	18,720
1,000		Flowserve Corp.	50,470
			69,190
		Media: 2.0%
8,305		Comcast Corp. — Class A	108,463
3,280	@	DIRECTV Group, Inc.	65,403
7,079		Time Warner, Inc.	54,013
1,446		Walt Disney Co.	24,249
			252,128
		Metal Fabricate/Hardware: 0.4%
920		Precision Castparts Corp.	50,996
			50,996
		Miscellaneous Manufacturing: 3.3%
3,180		Dover Corp.	79,309
27,531		General Electric Co.	234,289
1,100		Honeywell International, Inc.	29,513
1,716		ITT Corp.	64,093
			407,204
		Office/Business Equipment: 0.8%
3,490		Pitney Bowes, Inc.	67,322
7,177		Xerox Corp.	37,177
			104,499
		Oil & Gas: 12.2%
398		Anadarko Petroleum Corp.	13,910
239		Apache Corp.	14,123
4,971		Chevron Corp.	301,789
2,920		ConocoPhillips	109,062
11,080	S	ExxonMobil Corp.	752,332
340		Hess Corp.	18,595
943		Marathon Oil Corp.	21,944
1,192		Murphy Oil Corp.	49,838
2,781	@, @@	Nabors Industries Ltd.	27,004
1,716		Noble Corp.	42,196
735		Occidental Petroleum Corp.	38,124
822	@	Southwestern Energy Co.	23,649
910		Sunoco, Inc.	30,440
1,980		Tesoro Corp.	29,225
2,750		Valero Energy Corp.	53,295
			1,525,526
		Oil & Gas Services: 1.8%
3,815		BJ Services Co.	36,891
2,349	@	Cameron International Corp.	45,289
2,497	@	National Oilwell Varco, Inc.	66,745
1,414		Schlumberger Ltd.	53,817
1,280		Smith International, Inc.	27,494
			230,236
		Packaging & Containers: 0.5%
200		Ball Corp.	8,058
310		Bemis Co.	5,757
1,900	@	Pactiv Corp.	30,077
1,596		Sealed Air Corp.	17,811
			61,703
		Pharmaceuticals: 7.1%
1,969		Abbott Laboratories	93,212
1,009		AmerisourceBergen Corp.	32,046
3,814		Bristol-Myers Squibb Co.	70,216
3,659		Eli Lilly & Co.	107,501
990	@	Express Scripts, Inc.	49,797
2,194	@	Forest Laboratories, Inc.	47,039
497	@	Medco Health Solutions, Inc.	20,168
5,462		Merck & Co., Inc.	132,180
169	@	Mylan Laboratories	2,101

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
13,080		Pfizer, Inc.	$161,015
3,000		Schering-Plough Corp.	52,170
921	@	Watson Pharmaceuticals, Inc.	26,037
2,500		Wyeth	102,050
			895,532
		Pipelines: 0.0%
122		Williams Cos., Inc.	1,379
			1,379
		Retail: 8.1%
247	@	Autozone, Inc.	35,131
1,450	@	Big Lots, Inc.	22,490
650		Costco Wholesale Corp.	27,521
3,756		CVS Caremark Corp.	96,679
1,174		Family Dollar Stores, Inc.	32,215
1,181	@	GameStop Corp.	31,793
4,490		Gap, Inc.	48,447
1,906		Home Depot, Inc.	39,816
1,100	@	Kohl’s Corp.	38,654
4,200		Limited Brands, Inc.	32,298
2,160		McDonald’s Corp.	112,860
393		RadioShack Corp.	2,881
430	@	Sears Holding Corp.	15,807
4,573		Staples, Inc.	72,939
800	@	Starbucks Corp.	7,320
817		Target Corp.	23,129
3,359		TJX Cos., Inc.	74,805
1,190		Walgreen Co.	28,393
5,540		Wal-Mart Stores, Inc.	272,790
			1,015,968
		Savings & Loans: 0.5%
6,324		Hudson City Bancorp., Inc.	65,580
			65,580
		Semiconductors: 0.9%
5,457		Intel Corp.	69,522
2,140	@	QLogic Corp.	19,731
1,442		Xilinx, Inc.	25,495
			114,748
		Software: 4.5%
2,150	@	Adobe Systems, Inc.	35,905
249	@	Autodesk, Inc.	3,160
3,113		CA, Inc.	52,765
4,160	@	Compuware Corp.	24,586
2,130		Fidelity National Information Services, Inc.	37,275
1,970	@	Fiserv, Inc.	64,261
3,060		IMS Health, Inc.	38,311
13,194		Microsoft Corp.	213,083
6,111	@	Oracle Corp.	94,965
			564,311
		Telecommunications: 5.6%
8,395		AT&T, Inc.	199,549
327	@	Ciena Corp.	1,756
13,646	@	Cisco Systems, Inc.	198,822
221		Embarq Corp.	7,728
695		Harris Corp.	25,910
1,346	@	JDS Uniphase Corp.	3,715
134	@	Juniper Networks, Inc.	1,904
1,471		Qualcomm, Inc.	49,176
876	@	Sprint Nextel Corp.	2,882
5,680		Verizon Communications, Inc.	162,050
6,750		Windstream Corp.	50,355
			703,847
		Toys/Games/Hobbies: 0.2%
1,127		Hasbro, Inc.	25,797
			25,797
		Transportation: 1.0%
1,400		CSX Corp.	34,552
627		FedEx Corp.	27,093
565		Norfolk Southern Corp.	17,922
890		Ryder System, Inc.	20,345
749		Union Pacific Corp.	28,102
			128,014
		Total Common Stock
		(Cost $13,836,518)	12,001,926
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Apartments: 0.0%
138		Equity Residential	2,429
			2,429
		Forest Products & Paper: 0.1%
569		Plum Creek Timber Co., Inc.	14,925
			14,925

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
		Health Care: 0.1%
850		HCP, Inc.		$15,530
				15,530
		Regional Malls: 0.3%
1,200		Simon Property Group, Inc.		39,720
				39,720
		Storage: 0.2%
300		Public Storage, Inc.		16,644
				16,644
		Total Real Estate Investment Trusts
		(Cost $112,909)		89,248
		Total Long-Term Investments
		(Cost $13,949,427)		12,091,174
SHORT-TERM INVESTMENTS: 3.2%
		Affiliated Mutual Fund: 3.2%
397,000		ING Institutional Prime Money Market Fund - Class I		397,000
		Total Short-Term Investments
		(Cost $397,000)		397,000
		Total Investments in Securities
		(Cost $14,346,427)*	99.5%	$12,488,174
		Other Assets and Liabilities - Net	0.5	68,645
		Net Assets	100.0%	$12,556,819

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $14,891,116.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$148,658
		Gross Unrealized Depreciation		(2,551,600)
		Net Unrealized Depreciation		$(2,402,942)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•           Level 1 - quoted prices in active markets for identical investments

•           Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$12,488,174	$(64,740)
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$12,488,174	$(64,740)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of February 28, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following table summarizes the fair value of open derivative instruments at February 28, 2009:

	Asset Derivatives as of February 28, 2009		Liability Derivatives as of February 28, 2009
Investments/Financial Instruments	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*
Futures	Equity Contracts	$—	Equity Contracts	$64,740
Total		$—		$64,740

* Futures are reported at their cumulative unrealized appreciation/depreciation at period end.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund VIII	as of February 28, 2009 (Unaudited) (continued)

ING Index Plus LargeCap Equity Fund VIII Open Futures Contracts on February 28, 2009

Contract Description	Number of Contracts	Expiration Date	Unrealized Depreciation
Long Contracts
S&P 500 E-Mini	12	03/20/09	$(64,740)
			$(64,740)

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Aerospace/Defense: 2.9%
27,120		L-3 Communications Holdings, Inc.	$1,834,668
130,020	@	Orbital Sciences Corp.	1,839,783
39,280	@	TransDigm Group, Inc.	1,388,155
			5,062,606
		Apparel: 1.8%
232,140	@	Coach, Inc.	3,245,317
			3,245,317
		Auto Manufacturers: 1.5%
31,470	@	Navistar International Corp.	887,454
69,320		Paccar, Inc.	1,737,852
			2,625,306
		Auto Parts & Equipment: 0.9%
112,930	@@	Autoliv, Inc.	1,680,398
			1,680,398
		Banks: 0.8%
25,710		Northern Trust Corp.	1,428,191
			1,428,191
		Biotechnology: 2.6%
61,238	@	Gilead Sciences, Inc.	2,743,462
22,825	@	Myriad Genetics, Inc.	1,799,751
			4,543,213
		Chemicals: 3.8%
91,810		Airgas, Inc.	2,826,830
120,790		Ecolab, Inc.	3,838,706
			6,665,536
		Coal: 1.5%
191,510		Arch Coal, Inc.	2,661,989
			2,661,989
		Commercial Services: 4.6%
48,570	@, L	Alliance Data Systems Corp.	1,437,672
45,330	@	Apollo Group, Inc. - Class A	3,286,425
6,290	@	ITT Educational Services, Inc.	713,915
56,530		Watson Wyatt Worldwide, Inc.	2,776,188
			8,214,200
		Computers: 1.7%
225,900	@	NetApp, Inc.	3,036,096
			3,036,096
		Cosmetics/Personal Care: 1.1%
31,510	@, L	Chattem, Inc.	1,998,679
			1,998,679
		Distribution/Wholesale: 0.7%
93,507	@	LKQ Corp.	1,262,345
			1,262,345
		Diversified Financial Services: 2.6%
233,900		Invesco Ltd.	2,673,477
90,140	@	Nasdaq Stock Market, Inc.	1,883,926
			4,557,403
		Electronics: 3.1%
75,320	@	Dolby Laboratories, Inc.	2,112,726
110,790	@	Flir Systems, Inc.	2,261,224
85,160	@	Trimble Navigation Ltd.	1,200,756
			5,574,706
		Energy - Alternate Sources: 0.9%
105,650	@	Covanta Holding Corp.	1,609,050
			1,609,050
		Environmental Control: 1.0%
161,480		Nalco Holding Co.	1,836,028
			1,836,028
		Healthcare - Products: 5.3%
28,347		CR Bard, Inc.	2,275,130
50,610	@	Gen-Probe, Inc.	2,053,248
150,220	@	St. Jude Medical, Inc.	4,981,295
			9,309,673
		Household Products/Wares: 1.1%
38,350		Church & Dwight Co., Inc.	1,876,082
			1,876,082
		Insurance: 3.2%
57,310	@@	ACE Ltd.	2,092,388
61,000		AON Corp.	2,332,640
58,360		WR Berkley Corp.	1,214,472
			5,639,500
		Internet: 4.2%
78,320	@	F5 Networks, Inc.	1,566,400
96,900	@	McAfee, Inc.	2,708,355
37,510	@	Priceline.com, Inc.	3,183,099
			7,457,854

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.4%
40,430	@	WMS Industries, Inc.	$732,996
			732,996
		Machinery - Diversified: 1.5%
24,724		Roper Industries, Inc.	1,022,337
59,010		Wabtec Corp.	1,579,108
			2,601,445
		Media: 1.8%
182,054	@	Liberty Media Corp. - Entertainment	3,153,175
			3,153,175
		Miscellaneous Manufacturing: 3.0%
26,441		Dover Corp.	659,439
95,290		Honeywell International, Inc.	2,556,631
56,030		ITT Corp.	2,092,721
			5,308,791
		Oil & Gas: 7.9%
27,970		Hess Corp.	1,529,679
87,104		Murphy Oil Corp.	3,641,818
217,270		Patterson-UTI Energy, Inc.	1,866,349
54,170	@	Southwestern Energy Co.	1,558,471
308,400	@@	Talisman Energy, Inc.	2,886,624
76,335		XTO Energy, Inc.	2,416,766
			13,899,707
		Oil & Gas Services: 0.5%
38,930		Smith International, Inc.	836,216
			836,216
		Packaging & Containers: 0.9%
31,220		Silgan Holdings, Inc.	1,531,653
			1,531,653
		Pharmaceuticals: 2.0%
71,840	@	Express Scripts, Inc.	3,613,552
			3,613,552
		Retail: 12.7%
91,730		Advance Auto Parts, Inc.	3,508,673
272,150		American Eagle Outfitters	2,656,184
165,850		Burger King Holdings, Inc.	3,564,117
92,150		Darden Restaurants, Inc.	2,500,951
48,090	@	Dollar Tree, Inc.	1,886,318
228,520		Gap, Inc.	2,465,731
68,450		Ross Stores, Inc.	2,020,644
169,360		TJX Cos., Inc.	3,771,647
			22,374,265
		Semiconductors: 8.9%
207,270		Altera Corp.	3,177,449
169,990		Analog Devices, Inc.	3,168,614
159,130	@	Broadcom Corp.	2,617,689
70,530		Linear Technology Corp.	1,537,554
230,230		National Semiconductor Corp.	2,509,507
421,100	@	ON Semiconductor Corp.	1,541,226
166,019	@, @@	Verigy Ltd.	1,147,191
			15,699,230
		Software: 8.5%
83,500	@	Adobe Systems, Inc.	1,394,450
156,450	@	BMC Software, Inc.	4,635,613
38,040		Dun & Bradstreet Corp.	2,813,819
118,040	@	Fiserv, Inc.	3,850,465
105,070	@	Intuit, Inc.	2,394,545
			15,088,892
		Telecommunications: 4.4%
55,920		Embarq Corp.	1,955,522
162,600	@	Juniper Networks, Inc.	2,310,546
137,140	@	Polycom, Inc.	1,823,962
82,100	@	SBA Communications Corp.	1,706,038
			7,796,068
		Transportation: 1.6%
138,838		JB Hunt Transport Services, Inc.	2,829,518
			2,829,518
		Total Common Stock
		(Cost $210,832,549)	175,749,680
EXCHANGE-TRADED FUNDS: 0.6%
		Exchange-Traded Funds: 0.6%
36,550		iShares Russell Midcap Growth Index Fund	1,012,801
		Total Exchange-Traded Funds
		(Cost $1,035,988)	1,012,801
		Total Long-Term Investments
		(Cost $211,868,537)	176,762,481

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 4.7%
		Affiliated Mutual Fund: 2.8%
5,035,000		ING Institutional Prime Money Market Fund - Class I		$5,035,000
		Total Mutual Fund
		(Cost $5,035,000)		5,035,000

Principal Amount				Value
		Securities Lending Collateral(cc): 1.9%
$3,545,546		Bank of New York Mellon Corp. Institutional Cash Reserves		$3,401,694
		Total Securities Lending Collateral
		(Cost $3,545,546)		3,401,694
		Total Short-Term Investments
		(Cost $8,580,546)		8,436,694
		Total Investments in Securities
		(Cost $220,449,083)*	104.7%	$185,199,175
		Other Assets and Liabilities - Net	(4.7)	(8,395,500)
		Net Assets	100.0%	$176,803,675

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2009.
	*	Cost for federal income tax purposes is $223,907,925.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,137,508
		Gross Unrealized Depreciation		(39,846,258)
		Net Unrealized Depreciation		$(38,708,750)

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•           Level 1 - quoted prices in active markets for identical investments

•           Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$181,797,481	$—
Level 2- Other Significant Observable Inputs	3,401,694	(30,486)
Level 3- Significant Unobservable Inputs	—	—
Total	$185,199,175	$(30,486)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following table summarizes the fair value of open derivative instruments at February 28, 2009:

	Asset Derivatives as of February 28, 2009		Liability Derivatives as of February 28, 2009
Investments/Financial Instruments	Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*
Forward foreign currency contracts	Foreign Exchange Contracts	$83,228	Foreign Exchange Contracts	$113,714
Total		$83,228		$113,714

* Forward foreign currency contracts are reported at their cumulative unrealized appreciation/depreciation at period end.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

At February 28, 2009 the following forward foreign currency contracts were outstanding for the ING MidCap Opportunities Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Japanese Yen
JPY 116,379,000	BUY	03/18/09	1,306,572	1,192,858	$(113,714)
					$(113,714)

Japanese Yen
JPY 116,379,000	SELL	03/18/09	1,276,086	1,192,858	$83,228
					$83,228

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Aerospace/Defense: 5.1%
6,050		Lockheed Martin Corp.	$381,816
8,000		Raytheon Co.	319,760
2,700		United Technologies Corp.	110,241
			811,817
		Agriculture: 2.3%
13,400		Archer-Daniels-Midland Co.	357,244
			357,244
		Biotechnology: 1.5%
2,500	@	Gilead Sciences, Inc.	112,000
1,600	@	Myriad Genetics, Inc.	126,160
			238,160
		Chemicals: 0.7%
3,600		Airgas, Inc.	110,844
			110,844
		Commercial Services: 1.8%
1,800	@	Apollo Group, Inc. - Class A	130,500
3,800		McKesson Corp.	155,876
			286,376
		Computers: 12.8%
6,900	@@	Accenture Ltd.	201,411
8,300	@	Apple, Inc.	741,273
21,500	@	EMC Corp.	225,750
8,700		Hewlett-Packard Co.	252,561
6,600		International Business Machines Corp.	607,398
			2,028,393
		Cosmetics/Personal Care: 4.6%
3,500		Colgate-Palmolive Co.	210,630
10,948		Procter & Gamble Co.	527,365
			737,995
		Electronics: 1.3%
7,600	@	Dolby Laboratories, Inc.	213,180
			213,180
		Engineering & Construction: 3.3%
10,300		Fluor Corp.	342,475
5,400	@	Jacobs Engineering Group, Inc.	182,196
			524,671
		Food: 3.9%
14,400	@	Dean Foods Co.	294,480
9,900		HJ Heinz Co.	323,433
			617,913
		Healthcare - Products: 2.4%
2,900	@	Resmed, Inc.	106,952
8,800	@	Varian Medical Systems, Inc.	268,488
			375,440
		Healthcare - Services: 1.0%
2,800	@	Laboratory Corp. of America Holdings	154,028
			154,028
		Insurance: 2.5%
9,600		Aflac, Inc.	160,896
5,200	@@	Axis Capital Holdings Ltd.	116,376
2,500		Odyssey Re Holdings Corp.	116,150
			393,422
		Internet: 2.3%
700	@	Google, Inc. - Class A	236,593
6,900	@	VeriSign, Inc.	133,377
			369,970
		Machinery - Diversified: 1.3%
4,000		Flowserve Corp.	201,880
			201,880
		Media: 2.6%
7,900		Cablevision Systems Corp.	102,621
23,700		Comcast Corp. – Class A	309,522
			412,143
		Metal Fabricate/Hardware: 1.0%
3,000		Precision Castparts Corp.	166,290
			166,290
		Miscellaneous Manufacturing: 1.0%
6,200		Dover Corp.	154,628
			154,628
		Office/Business Equipment: 1.1%
9,200		Pitney Bowes, Inc.	177,468
			177,468
		Oil & Gas: 7.8%
3,850		ExxonMobil Corp.	261,415

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
		Oil & Gas (continued)
4,900		Murphy Oil Corp.		$204,869
17,600		Noble Corp.		432,784
10,400		Sunoco, Inc.		347,880
				1,246,948
		Packaging & Containers: 2.2%
16,600	@	Crown Holdings, Inc.		349,928
				349,928
		Pharmaceuticals: 11.2%
4,800		AmerisourceBergen Corp.		152,448
13,700		Bristol-Myers Squibb Co.		252,217
2,800	@	Cephalon, Inc.		183,652
5,600	@	Endo Pharmaceuticals Holdings, Inc.		106,288
7,800	@	Express Scripts, Inc.		392,340
15,700	@	Forest Laboratories, Inc.		336,608
6,800		Schering-Plough Corp.		118,252
8,600	@	Watson Pharmaceuticals, Inc.		243,122
				1,784,927
		Retail: 10.9%
1,900	@	Autozone, Inc.		270,237
3,700	@	Dollar Tree, Inc.		143,634
27,600		Gap, Inc.		297,804
14,600		Limited Brands, Inc.		112,274
800		McDonald’s Corp.		41,737
5,900		Ross Stores, Inc.		174,168
20,500		TJX Cos., Inc.		456,535
4,800		Wal-Mart Stores, Inc.		236,352
				1,732,741
		Savings & Loans: 0.4%
6,500		Hudson City Bancorp., Inc.		67,405
				67,405
		Semiconductors: 5.5%
16,600		Altera Corp.		254,478
26,400	@, @@	Marvell Technology Group Ltd.		198,264
23,600		Xilinx, Inc.		417,248
				869,990
		Software: 6.8%
4,700	@	BMC Software, Inc.		139,261
24,200		CA, Inc.		410,190
8,300		Microsoft Corp.		134,045
8,700	@	Oracle Corp.		135,198
9,100	@	Red Hat, Inc.		124,579
4,900	@	Salesforce.com, Inc.		137,200
				1,080,473
		Telecommunications: 0.8%
17,400		Windstream Corp.		129,804
				129,804
		Total Common Stock
		(Cost $19,247,053)		15,594,078
EXCHANGE-TRADED FUNDS: 1.4%
		Exchange-Traded Funds: 1.4%
7,000		iShares Russell 1000 Growth Index Fund		227,430
		Total Exchange-Traded Funds
		(Cost $234,080)		227,430
		Total Long-Term Investments
		(Cost $19,481,133)		15,821,508
SHORT-TERM INVESTMENTS: 1.7%
		Affiliated Mutual Fund: 1.7%
268,000		ING Institutional Prime Money Market Fund - Class I		268,000
		Total Short-Term Investments
		(Cost $268,000)		268,000
		Total Investments in Securities
		(Cost $19,749,133)*	101.2%	$16,089,508
		Other Assets and Liabilities - Net	(1.2)	(191,894)
		Net Assets	100.0%	$15,897,614

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $20,164,052.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$174,001
		Gross Unrealized Depreciation		(4,248,545)
		Net Unrealized Depreciation		$(4,074,544)

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•           Level 1 - quoted prices in active markets for identical investments

•           Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$16,089,508	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$16,089,508	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 28, 2009 (Unaudited)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.0%
		Apartments: 0.0%
14		Apartment Investment & Management Co.		$73
		Total Real Estate Investment Trusts
		(Cost $134)		73
EXCHANGE-TRADED FUNDS: 4.6%
		Exchange-Traded Funds: 4.6%
20,100		SPDR Trust Series 1		1,485,993
		Total Exchange-Traded Funds
		(Cost $1,652,027)		1,485,993

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 73.3%
		Federal Home Loan Mortgage Corporation##: 73.3%
$23,600,000	Z	1.940%, due 04/21/09		$23,535,382
		Total U.S. Government Agency Obligations
		(Cost $23,472,967)		23,535,382
		Total Long-Term Investments
		(Cost $25,125,128)		25,021,448

Shares				Value
SHORT-TERM INVESTMENTS: 22.7%
		Affiliated Mutual Fund: 1.9%
598,000		ING Institutional Prime Money Market Fund - Class I		$598,000
		Total Mutual Fund
		(Cost $598,000)		598,000

Principal Amount				Value
		U.S. Treasury Bills: 20.8%
$6,700,000		0.230%, due 04/16/09		$6,697,992
		Total U.S. Treasury Bills
		(Cost $6,697,992)		6,697,992
		Total Short-Term Investments
		(Cost $7,295,992)		7,295,992
		Total Investments in Securities
		(Cost $32,421,120)*	100.6%	$32,317,440
		Other Assets and Liabilities - Net	(0.6)	(193,983)
		Net Assets	100.0%	$32,123,457

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $32,421,192.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$62,458
		Gross Unrealized Depreciation		(166,210)
		Net Unrealized Depreciation		$(103,752)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•           Level 1 - quoted prices in active markets for identical investments

•           Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,084,066	$—
Level 2- Other Significant Observable Inputs	30,233,374	—
Level 3- Significant Unobservable Inputs	—	—
Total	$32,317,440	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 28, 2009 (Unaudited)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.0%
		Apartments: 0.0%
11		Apartment Investment & Management Co.		$57
		Total Real Estate Investment Trusts
		(Cost $105)		57
EXCHANGE-TRADED FUNDS: 4.5%
		Exchange-Traded Funds: 4.5%
15,300		SPDR Trust Series 1		1,131,129
		Total Exchange-Traded Funds
		(Cost $1,257,514)		1,131,129

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 93.4%
		U.S. Treasury STRIP PRINCIPAL: 93.4%
$23,410,000	Z	0.601%, due 08/15/09		$23,355,689
		Total U.S. Treasury Obligations
		(Cost $23,004,957)		23,355,689
		Total Long-Term Investments
		(Cost $24,262,576)		24,486,875

Shares				Value
SHORT-TERM INVESTMENTS: 2.7%
		Affiliated Mutual Fund: 2.7%
686,000		ING Institutional Prime Money Market Fund - Class I		$686,000
		Total Short-Term Investments
		(Cost $686,000)		686,000
		Total Investments in Securities
		(Cost $24,948,576)*	100.6%	$25,172,875
		Other Assets and Liabilities - Net	(0.6)	(156,848)
		Net Assets	100.0%	$25,016,027

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $24,948,633.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$350,732
		Gross Unrealized Depreciation		(126,490)
		Net Unrealized Appreciation		$224,242

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•           Level 1 - quoted prices in active markets for identical investments

•           Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,817,186	$—
Level 2- Other Significant Observable Inputs	23,355,689	—
Level 3- Significant Unobservable Inputs	—	—
Total	$25,172,875	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2009 (Unaudited)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.0%
		Apartments: 0.0%
7		Apartment Investment & Management Co.		$37
		Total Real Estate Investment Trusts
		(Cost $67)		37
EXCHANGE-TRADED FUNDS: 4.3%
		Exchange-Traded Funds: 4.3%
10,800		SPDR Trust Series 1		798,444
		Total Exchange-Traded Funds
		(Cost $887,657)		798,444

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 66.0%
		Federal National Mortgage Association##: 66.0%
$12,250,000	^, Z	1.340%, due 09/15/09		$12,160,158
		Total U.S. Government Agency Obligations
		(Cost $12,020,590)		12,160,158
U.S. TREASURY OBLIGATIONS: 28.7%
		U.S. Treasury STRIP COUPON: 28.7%
5,321,000	Z	0.570%, due 11/15/09		5,299,721
		Total U.S. Treasury Obligations
		(Cost $5,255,650)		5,299,721
		Total Long-Term Investments
		(Cost $18,163,964)		18,258,360

Shares				Value
SHORT-TERM INVESTMENTS: 1.4%
		Affiliated Mutual Fund: 1.4%
253,000		ING Institutional Prime Money Market Fund - Class I		$253,000
		Total Short-Term Investments
		(Cost $253,000)		253,000
		Total Investments in Securities
		(Cost $18,416,964)*	100.4%	$18,511,360
		Other Assets and Liabilities - Net	(0.4)	(81,940)
		Net Assets	100.0%	$18,429,420

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $18,417,000.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$183,640
		Gross Unrealized Depreciation		(89,280)
		Net Unrealized Appreciation		$94,360

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,051,481	$—
Level 2- Other Significant Observable Inputs	17,459,879	—
Level 3- Significant Unobservable Inputs	—	—
Total	$18,511,360	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2009 (Unaudited)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.0%
		Apartments: 0.0%
2		Apartment Investment & Management Co.		$10
		Total Real Estate Investment Trusts
		(Cost $19)		10
EXCHANGE-TRADED FUNDS: 2.9%
		Exchange-Traded Funds: 2.9%
3,600		SPDR Trust Series 1		266,148
		Total Exchange-Traded Funds
		(Cost $295,885)		266,148

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.5%
		Federal National Mortgage Association##: 57.5%
$2,697,000	^, Z	1.360%, due 11/15/09		$2,671,168
2,651,000	^, Z	1.440%, due 01/15/10		2,617,327
		Total U.S. Government Agency Obligations
		(Cost $5,188,845)		5,288,495
U.S. TREASURY OBLIGATIONS: 39.7%
		U.S. Treasury STRIP PRINCIPAL: 39.7%
3,679,000	Z	0.920%, due 02/15/10		3,646,066
		Total U.S. Treasury Obligations
		(Cost $3,604,642)		3,646,066
		Total Long-Term Investments
		(Cost $9,089,391)		9,200,719

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Affiliated Mutual Fund: 0.7%
69,000		ING Institutional Prime Money Market Fund - Class I		$69,000
		Total Short-Term Investments
		(Cost $69,000)		69,000
		Total Investments in Securities
		(Cost $9,158,391)*	100.8%	$9,269,719
		Other Assets and Liabilities - Net	(0.8)	(77,895)
		Net Assets	100.0%	$9,191,824

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $9,165,655.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$141,074
		Gross Unrealized Depreciation		(37,010)
		Net Unrealized Appreciation		$104,064

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$335,158	$—
Level 2- Other Significant Observable Inputs	8,934,561	—
Level 3- Significant Unobservable Inputs	—	—
Total	$9,269,719	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2009 (Unaudited)

Shares		Value
COMMON STOCK: 0.5%
	Lodging: 0.5%
139,100	Starwood Hotels & Resorts Worldwide, Inc.	$1,612,169
	Total Common Stock
	(Cost $2,640,993)	1,612,169
REAL ESTATE INVESTMENT TRUSTS: 97.2%
	Apartments: 15.2%
265,000	Apartment Investment & Management Co.	1,383,300
292,969	AvalonBay Communities, Inc.	12,427,745
285,000	BRE Properties, Inc.	5,392,200
652,300	Equity Residential	11,480,480
133,510	Essex Property Trust, Inc.	7,262,944
148,700	Home Properties, Inc.	3,946,498
569,404	UDR, Inc.	4,503,986
		46,397,153
	Diversified: 11.4%
323,400	Digital Realty Trust, Inc.	9,666,426
436,100	Liberty Property Trust	7,967,547
525,930	Vornado Realty Trust	17,213,687
		34,847,660
	Health Care: 17.2%
732,100	HCP, Inc.	13,375,467
375,700	Health Care Real Estate Investment Trust, Inc.	11,560,289
514,200	Nationwide Health Properties, Inc.	10,417,692
374,800	Omega Healthcare Investors, Inc.	4,921,124
574,025	Ventas, Inc.	12,381,719
		52,656,291
	Hotels: 4.6%
474,600	Hospitality Properties Trust	5,410,440
1,957,248	Host Hotels & Resorts, Inc.	7,241,818
272,840	LaSalle Hotel Properties	1,451,509
		14,103,767
	Manufactured Homes: 1.7%
158,900	Equity Lifestyle Properties, Inc.	5,296,137
		5,296,137
	Office Property: 12.6%
189,070	Alexandria Real Estate Equities, Inc.	7,555,237
492,000	BioMed Realty Trust, Inc.	4,196,760
368,100	Boston Properties, Inc.	13,652,829
212,950	Corporate Office Properties Trust SBI MD	5,323,750
250,500	Highwoods Properties, Inc.	4,731,945
259,700	SL Green Realty Corp.	3,017,714
		38,478,235
	Regional Malls: 12.4%
399,200	CBL & Associates Properties, Inc.	1,237,520
519,600	Macerich Co.	5,933,832
780,800	Simon Property Group, Inc.	25,844,480
304,700	Taubman Centers, Inc.	4,768,555
		37,784,387
	Shopping Centers: 10.2%
161,792	Acadia Realty Trust	1,624,392
265,600	Federal Realty Investment Trust	10,924,128
576,623	Kimco Realty Corp.	5,103,114
323,200	Regency Centers Corp.	8,719,936
175,300	Tanger Factory Outlet Centers, Inc.	4,838,280
		31,209,850
	Storage: 8.1%
447,100	Extra Space Storage, Inc.	2,803,317
396,702	Public Storage, Inc.	22,009,027
		24,812,344
	Warehouse/Industrial: 3.8%
442,825	AMB Property Corp.	5,274,046
1,064,800	Prologis	6,165,192
		11,439,238
	Total Real Estate Investment Trusts
	(Cost $470,521,769)	297,025,062
	Total Long-Term Investments
	(Cost $473,162,762)	298,637,231
SHORT-TERM INVESTMENTS: 1.5%
	Affiliated Mutual Fund: 1.5%
4,607,697	ING Institutional Prime Money Market Fund - Class I	4,607,697
	Total Short-Term Investments
	(Cost $4,607,697)	4,607,697

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2009 (Unaudited) (continued)

	Total Investments in Securities
	(Cost $477,770,459)*	99.2%	$303,244,928
	Other Assets and Liabilities - Net	0.8	2,494,302
	Net Assets	100.0%	$305,739,230

*	Cost for federal income tax purposes is $608,056,002.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$474,201
	Gross Unrealized Depreciation		(305,285,275)
	Net Unrealized Depreciation		$(304,811,074)

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$303,244,928	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$303,244,928	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.7%
		Advertising: 0.6%
51,296	@	inVentiv Health, Inc.	$521,167
			521,167
		Aerospace/Defense: 2.7%
32,800		Curtiss-Wright Corp.	872,152
34,061	@	Moog, Inc.	791,918
29,600	@	Teledyne Technologies, Inc.	678,136
			2,342,206
		Apparel: 0.5%
9,800	@	Deckers Outdoor Corp.	404,446
			404,446
		Auto Parts & Equipment: 0.6%
36,600	@@	Autoliv, Inc.	544,608
			544,608
		Banks: 1.4%
26,700		Bank Mutual Corp.	225,615
22,070	@	Signature Bank	551,971
11,600		Westamerica Bancorp.	462,492
			1,240,078
		Biotechnology: 6.8%
8,200	@	Acorda Therapeutics, Inc.	180,400
25,500	@	Alexion Pharmaceuticals, Inc.	872,100
6,100	@, L	AMAG Pharmaceuticals, Inc.	165,005
14,005	@	Bio-Rad Laboratories, Inc.	780,079
25,900	@	Cubist Pharmaceuticals, Inc.	368,039
19,300	@, L	InterMune, Inc.	290,465
38,000	@	Medicines Co.	466,260
28,000	@	Momenta Pharmaceuticals, Inc.	268,800
9,500	@	Myriad Genetics, Inc.	749,075
20,807	@	Nanosphere, Inc.	67,831
11,000	@	OSI Pharmaceuticals, Inc.	375,100
88,356	@	RTI Biologics, Inc.	249,164
35,500	@	Seattle Genetics, Inc.	285,065
10,200	@	United Therapeutics Corp.	684,522
78,478	@	Vical, Inc.	117,717
			5,919,622
		Building Materials: 1.0%
32,600		Simpson Manufacturing Co., Inc.	507,256
21,600	L	Texas Industries, Inc.	347,760
			855,016
		Chemicals: 1.7%
32,900		Albemarle Corp.	636,615
17,300		Minerals Technologies, Inc.	517,616
92,500	@	Solutia, Inc.	346,875
			1,501,106
		Commercial Services: 5.0%
44,689		Arbitron, Inc.	578,276
14,481	@	Capella Education Co.	803,116
85,166		Diamond Management & Technology Consultants, Inc.	181,404
41,200	@	Geo Group, Inc.	486,984
13,200		Global Payments, Inc.	404,976
37,400	@	Resources Connection, Inc.	514,250
21,327	@, @@	Steiner Leisure Ltd.	537,654
17,403		Watson Wyatt Worldwide, Inc.	854,661
			4,361,321
		Computers: 7.2%
21,900	@	CACI International, Inc.	936,663
48,900	@, L	Data Domain, Inc.	634,722
135,399	@	Mentor Graphics Corp.	599,818
61,400	@	Micros Systems, Inc.	987,312
78,900	@, @@	Ness Technologies, Inc.	231,177
70,700	@	Riverbed Technolgoy, Inc.	740,229
87,700	@, L	Stratasys, Inc.	798,070
54,000	@	SYKES Enterprises, Inc.	861,840
15,000	@, L	Synaptics, Inc.	311,250
73,783	@, @@	Xyratex Ltd.	168,225
			6,269,306
		Cosmetics/Personal Care: 1.2%
16,500	@, L	Chattem, Inc.	1,046,595
			1,046,595
		Distribution/Wholesale: 2.4%
38,100	@	LKQ Corp.	514,350
28,600		Owens & Minor, Inc.	964,106
48,300	L	Pool Corp.	640,941
			2,119,397

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 1.9%
38,313	@	Interactive Brokers Group, Inc.	$538,298
23,600	@	Investment Technology Group, Inc.	459,492
18,600	@	KBW, Inc.	264,306
26,800		Waddell & Reed Financial, Inc.	378,416
			1,640,512
		Electric: 1.1%
31,600		Black Hills Corp.	562,796
11,400		ITC Holdings Corp.	421,002
			983,798
		Electrical Components & Equipment: 0.4%
13,800	@, L	Energy Conversion Devices, Inc.	302,634
			302,634
		Electronics: 4.0%
9,700	@	Dionex Corp.	453,863
18,593	@	Flir Systems, Inc.	379,483
57,500	@	Plexus Corp.	738,875
30,500	@	Rofin-Sinar Technologies, Inc.	446,825
25,400	@	Trimble Navigation Ltd.	358,140
33,774	@	Varian, Inc.	764,306
18,800		Woodward Governor Co.	323,736
			3,465,228
		Engineering & Construction: 0.4%
23,400	@	EMCOR Group, Inc.	360,594
			360,594
		Entertainment: 1.1%
51,700	@	Bally Technologies, Inc.	961,620
			961,620
		Environmental Control: 2.3%
15,696	@	Clean Harbors, Inc.	762,512
50,755	@	Waste Connections, Inc.	1,209,999
			1,972,511
		Food: 1.2%
22,400		Corn Products International, Inc.	451,808
11,800		Flowers Foods, Inc.	263,258
52,499	@	Smart Balance, Inc.	307,644
			1,022,710
		Hand/Machine Tools: 0.5%
21,000	L	Franklin Electric Co., Inc.	462,000
			462,000
		Healthcare - Products: 5.0%
15,400	@	Gen-Probe, Inc.	624,778
13,633	@	Haemonetics Corp.	727,730
24,100	@	Immucor, Inc.	540,804
40,676		Meridian Bioscience, Inc.	815,961
26,900	@	Merit Medical Systems, Inc.	299,666
42,157	@	Micrus Endovascular Corp.	265,589
10,300	@, L	NuVasive, Inc.	292,005
14,652	@, @@	Orthofix International NV	232,820
18,700	@	SonoSite, Inc.	344,828
88,871	@	Spectranetics Corp.	199,960
			4,344,141
		Healthcare - Services: 2.5%
18,941	@, L	Amedisys, Inc.	619,560
44,550	@	Psychiatric Solutions, Inc.	754,677
16,159		Universal Health Services, Inc.	595,136
27,936	@, L	Virtual Radiologic Corp.	174,600
			2,143,973
		Insurance: 1.1%
16,016	@, @@	Argo Group International Holdings Ltd.	453,733
18,700	@@	Platinum Underwriters Holdings Ltd.	524,348
			978,081
		Internet: 1.8%
46,700	@	Vocus, Inc.	777,088
72,100	@	Websense, Inc.	804,636
			1,581,724
		Iron/Steel: 0.3%
63,100	@@	Gerdau AmeriSteel Corp.	252,400
			252,400
		Leisure Time: 0.8%
36,600	@	WMS Industries, Inc.	663,558
			663,558
		Machinery - Diversified: 2.8%
46,500		Cognex Corp.	511,500
17,800		Gorman-Rupp Co.	314,882
19,100		Nordson Corp.	475,590
30,100		Sauer-Danfoss, Inc.	176,085
33,704		Wabtec Corp.	901,919
			2,379,976
		Metal Fabricate/Hardware: 0.5%
16,800		Kaydon Corp.	420,000
			420,000

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing: 3.7%
46,500		Actuant Corp.	$478,485
24,500		Acuity Brands, Inc.	561,540
16,300		Aptargroup, Inc.	457,378
65,243		Barnes Group, Inc.	608,065
37,050	@	EnPro Industries, Inc.	609,473
85,500	@	Hexcel Corp.	530,955
			3,245,896
		Oil & Gas: 4.0%
27,400	@	Bill Barrett Corp.	529,916
66,500	@	Carrizo Oil & Gas, Inc.	707,560
70,500	@	EXCO Resources, Inc.	642,255
18,600		Holly Corp.	433,566
84,700	@	McMoRan Exploration Co.	388,773
27,800		Penn Virginia Corp.	385,030
108,000	@	Petroquest Energy, Inc.	349,920
			3,437,020
		Oil & Gas Services: 2.0%
10,800		Core Laboratories NV	814,320
28,200	@	Dril-Quip, Inc.	592,764
122,700	@	Key Energy Services, Inc.	327,609
			1,734,693
		Packaging & Containers: 0.5%
23,300		Bemis Co.	432,681
			432,681
		Pharmaceuticals: 4.2%
141,753	@, L	Akorn, Inc.	198,454
17,000	@, L	Auxilium Pharmaceuticals, Inc.	466,990
11,300	@	BioMarin Pharmaceuticals, Inc.	135,600
26,600	@	Cypress Bioscience, Inc.	224,504
39,200	@	Isis Pharmaceuticals, Inc.	504,112
14,800	@, L	Mylan Laboratories	183,964
31,264	@	Nektar Therapeutics	140,375
14,511		Omnicare, Inc.	376,270
32,200	@	Onyx Pharmaceuticals, Inc.	965,678
14,200	@, L	Osiris Therapeutics, Inc.	254,180
35,900	@, L	Savient Pharmaceuticals, Inc.	155,088
			3,605,215
		Retail: 4.6%
40,100	@	Aeropostale, Inc.	929,919
32,100	@	California Pizza Kitchen, Inc.	333,840
25,882		Cash America International, Inc.	372,701
30,420	@	Gymboree Corp.	782,402
36,000	@	Jo-Ann Stores, Inc.	433,440
47,522	@, L	Lumber Liquidators, Inc.	455,261
34,400	@, L	PF Chang’s China Bistro, Inc.	677,680
			3,985,243
		Semiconductors: 5.3%
143,000	@	Entegris, Inc.	87,230
50,338	@	Formfactor, Inc.	727,887
109,100	@	Integrated Device Technology, Inc.	488,768
74,700		Micrel, Inc.	496,755
45,100	@	MKS Instruments, Inc.	567,809
39,100	@	Monolithic Power Systems, Inc.	506,345
78,900	@	ON Semiconductor Corp.	288,774
70,000	@	Semtech Corp.	822,500
86,901	@, @@	Verigy Ltd.	600,486
			4,586,554
		Software: 6.4%
38,055	@	Ansys, Inc.	767,569
76,500		Blackbaud, Inc.	783,360
31,600	@	Concur Technologies, Inc.	663,284
51,000	@	Informatica Corp.	657,900
105,300	@	Parametric Technology Corp.	857,142
56,100	@	Solera Holdings, Inc.	1,166,319
50,600	@	Ultimate Software Group, Inc.	655,270
			5,550,844
		Telecommunications: 3.0%
90,800		Alaska Communications Systems Group, Inc.	571,132
14,200	@	Comtech Telecommunications	536,618
23,000		NTELOS Holdings Corp.	440,910
80,300	@	Polycom, Inc.	1,067,988
			2,616,648
		Toys/Games/Hobbies: 1.0%
32,284	@	Marvel Entertainment, Inc.	834,864
			834,864
		Transportation: 2.2%
30,700	@	Genesee & Wyoming, Inc.	641,323
28,533	@	HUB Group, Inc.	512,453
56,000		Knight Transportation, Inc.	725,760
			1,879,536
		Total Common Stock
		(Cost $122,241,743)	82,969,522

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 1.8%
		Apartments: 0.6%
18,300		Mid-America Apartment Communities, Inc.		$473,055
				473,055
		Diversified: 0.6%
18,300		Digital Realty Trust, Inc.		546,987
				546,987
		Shopping Centers: 0.6%
19,600	L	Tanger Factory Outlet Centers, Inc.		540,960
				540,960
		Total Real Estate Investment Trusts
		(Cost $1,759,431)		1,561,002
EXCHANGE-TRADED FUNDS: 1.6%
		Exchange-Traded Funds: 1.6%
32,799		iShares Russell 2000 Growth Index Fund		1,388,710
		Total Exchange-Traded Funds
		(Cost $1,613,351)		1,388,710
		Total Long-Term Investments
		(Cost $125,614,525)		85,919,234
SHORT-TERM INVESTMENTS: 9.0%
		Affiliated Mutual Fund: 0.8%
688,000		ING Institutional Prime Money Market Fund - Class I		688,000
		Total Mutual Fund
		(Cost $688,000)		688,000

Principal Amount				Value
		Securities Lending Collateral(cc): 8.2%
$7,174,090		Bank of New York Mellon Corp. Institutional Cash Reserves		$7,101,506
		Total Securities Lending Collateral
		(Cost $7,174,090)		7,101,506
		Total Short-Term Investments
		(Cost $7,862,090)		7,789,506
		Total Investments in Securities
		(Cost $133,476,615)*	108.1%	$93,708,740
		Other Assets and Liabilities - Net	(8.1)	(7,022,199)
		Net Assets	100.0%	$86,686,541

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2009.
	*	Cost for federal income tax purposes is $139,730,008.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$864,816
		Gross Unrealized Depreciation		(46,886,084)
		Net Unrealized Depreciation		$(46,021,268)

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•           Level 1 - quoted prices in active markets for identical investments

•           Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$86,607,234	$—
Level 2- Other Significant Observable Inputs	7,101,506	—
Level 3- Significant Unobservable Inputs	—	—
Total	$93,708,740	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Aerospace/Defense: 0.2%
930	@	Esterline Technologies Corp.	$23,566
480	@	Moog, Inc.	11,160
			34,726
		Agriculture: 0.1%
480		Universal Corp.	13,795
			13,795
		Airlines: 0.3%
490	@	Alaska Air Group, Inc.	10,736
2,190	@	JetBlue Airways Corp.	8,344
2,190		Skywest, Inc.	22,426
1,260	@	UAL Corp.	6,187
2,590	@	US Airways Group, Inc.	7,382
			55,075
		Apparel: 0.7%
700	@	Carter’s, Inc.	11,417
9,800		Cherokee, Inc.	136,612
1,220	@	Skechers USA, Inc.	7,784
			155,813
		Auto Manufacturers: 0.1%
5,210		Wabash National Corp.	10,681
			10,681
		Auto Parts & Equipment: 0.2%
1,940		Cooper Tire & Rubber Co.	8,827
3,950		Superior Industries International	40,251
			49,078
		Banks: 3.4%
1,350		Ameris Bancorp.	6,710
1,260	@@	Banco Latinoamericano de Exportaciones SA	11,428
2,330		Banner Corp.	6,524
6,090		Boston Private Financial Holdings, Inc.	21,132
2,500		Cass Information Systems, Inc.	64,525
20,520		Cathay General Bancorp.	199,454
1,730		Central Pacific Financial Corp.	6,868
5,750		Colonial BancGroup, Inc.	2,588
2,910		Columbia Banking System, Inc.	22,727
840		East-West Bancorp., Inc.	5,972
1,040		FirstMerit Corp.	15,298
1,090		FNB Corp.	6,845
760		Glacier Bancorp., Inc.	11,696
300		Hancock Holding Co.	8,508
1,850		Heritage Commerce Corp.	9,065
700		International Bancshares Corp.	7,007
830		MB Financial Corp.	10,773
910		National Penn Bancshares, Inc.	6,743
900		Old National Bancorp.	10,503
2,050		PacWest Bancorp	28,044
1,790		Prosperity Bancshares, Inc.	45,681
590		Provident Bankshares Corp.	3,511
1,040		Renasant Corp.	11,201
2,040		Southwest Bancorp., Inc.	19,992
2,160		Sterling Bancshares, Inc.	11,772
5,250		Sterling Financial Corp.	7,193
2,500	@	Sun Bancorp, Inc.	10,975
4,200		Susquehanna Bancshares, Inc.	36,834
400	@	SVB Financial Group	6,540
1,030		Trustmark Corp.	18,324
4,830		UCBH Holdings, Inc.	7,728
290		UMB Financial Corp.	11,000
3,210		Umpqua Holdings Corp.	27,285
410		United Bankshares, Inc.	6,314
570		WesBanco, Inc.	10,106
1,850		Whitney Holding Corp.	20,443
1,110		Wintrust Financial Corp.	13,831
			731,140
		Building Materials: 1.0%
1,160		Apogee Enterprises, Inc.	10,985
22,525		Gibraltar Industries, Inc.	147,764
1,100	@	Interline Brands, Inc.	8,734
2,390	@	NCI Building Systems, Inc.	12,093
2,170		Quanex Building Products Corp.	15,212
470		Simpson Manufacturing Co., Inc.	7,313
780		Universal Forest Products, Inc.	16,996
			219,097

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Chemicals: 3.2%
8,200		Balchem Corp.	$170,150
7,400		CF Industries Holdings, Inc.	476,042
680		Olin Corp.	7,099
3,980	@	PolyOne Corp.	6,408
550		Sensient Technologies Corp.	11,110
3,810		Spartech Corp.	9,449
			680,258
		Commercial Services: 4.8%
530		Aaron Rents, Inc.	12,736
25,395		ABM Industries, Inc.	310,581
1,460	@	Albany Molecular Research, Inc.	12,658
1,940	@	Cross Country Healthcare, Inc.	14,356
2,870		Kelly Services, Inc.	21,812
6,300		Landauer, Inc.	315,063
16,600		McGrath Rentcorp	259,292
6,520	@	MPS Group, Inc.	32,404
3,780	@	PHH Corp.	36,364
850	@	Rent-A-Center, Inc.	14,892
			1,030,158
		Computers: 4.3%
86,650	@	Brocade Communications Systems, Inc.	240,887
320	@	CACI International, Inc.	13,686
9,410	@	Ciber, Inc.	24,372
7,730		Computer Services, Inc.	200,980
2,670		Imation Corp.	21,467
2,710	@	Insight Enterprises, Inc.	7,127
2,380	@	Mentor Graphics Corp.	10,543
3,120	@, @@	Ness Technologies, Inc.	9,142
1,050	@	Perot Systems Corp.	11,949
2,970	@	Rackable Systems, Inc.	10,900
2,140	@	Radisys Corp.	13,054
17,600		Syntel, Inc.	357,984
			922,091
		Cosmetics/Personal Care: 2.6%
5,100	@	Chattem, Inc.	323,493
39,700	@	Elizabeth Arden, Inc.	219,938
			543,431
		Distribution/Wholesale: 1.5%
9,200		Owens & Minor, Inc.	310,132
			310,132
		Diversified Financial Services: 2.7%
14,500		Federated Investors, Inc.	273,470
11,600		Financial Federal Corp.	220,400
1,260	@	Knight Capital Group, Inc.	22,163
5,577	@	LaBranche & Co., Inc.	32,235
940	@	Ocwen Financial Corp.	8,582
310	@	Stifel Financial Corp.	10,211
416	@	Virtus Investment Partners	2,080
			569,141
		Electric: 1.5%
710		Avista Corp.	10,160
2,360		Black Hills Corp.	42,032
1,810		Cleco Corp.	37,141
1,160	@	El Paso Electric Co.	16,391
450		Idacorp, Inc.	10,953
980		NorthWestern Corp.	20,080
6,400		PNM Resources, Inc.	49,216
3,980		Portland General Electric Co.	65,352
480		Unisource Energy Corp.	12,067
3,190		Westar Energy, Inc.	53,911
			317,303
		Electrical Components & Equipment: 2.2%
19,800		Belden CDT, Inc.	211,266
1,080		Encore Wire Corp.	19,440
15,250	@	General Cable Corp.	235,308
9,060	@	Power-One, Inc.	6,886
			472,900
		Electronics: 1.3%
5,080	@	Benchmark Electronics, Inc.	49,632
730		Brady Corp.	12,505
1,640	@	Checkpoint Systems, Inc.	12,759
3,320	@	Electro Scientific Industries, Inc.	17,596
36,600		Keithley Instruments, Inc.	104,310
6,090	@	Newport Corp.	24,482
2,290	@	TTM Technologies, Inc.	10,557
2,400		Watts Water Technologies, Inc.	40,728
			272,569
		Energy - Alternate Sources: 0.1%
6,090	@	Headwaters, Inc.	12,058
			12,058
		Engineering & Construction: 0.1%
730	@	EMCOR Group, Inc.	11,249
300		Granite Construction, Inc.	10,674
			21,923

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Food: 1.6%
4,610	@	Chiquita Brands International, Inc.	$22,681
2,770	@, @@	Fresh Del Monte Produce, Inc.	52,021
1,260		Imperial Sugar Co.	8,014
600	@	Ralcorp Holdings, Inc.	36,360
580		Ruddick Corp.	12,574
19,298	@	Smithfield Foods, Inc.	151,489
1,360	@	TreeHouse Foods, Inc.	36,298
1,360	@	Winn-Dixie Stores, Inc.	13,151
			332,588
		Forest Products & Paper: 2.1%
42,230	@	Buckeye Technologies, Inc.	95,440
77,500	@, @@	Domtar Corp.	61,225
2,040		Glatfelter	12,689
1,360		Schweitzer-Mauduit International, Inc.	20,672
47,150		Wausau Paper Corp.	261,683
			451,709
		Gas: 0.6%
870		Atmos Energy Corp.	18,992
280		Laclede Group, Inc.	11,082
350		New Jersey Resources Corp.	12,275
400		Nicor, Inc.	12,552
300		Northwest Natural Gas Co.	12,285
780		Piedmont Natural Gas Co.	18,829
360		South Jersey Industries, Inc.	12,982
860		Southwest Gas Corp.	16,761
410		WGL Holdings, Inc.	12,448
			128,206
		Hand/Machine Tools: 2.9%
11,900		Kennametal, Inc.	194,208
12,990		Lincoln Electric Holdings, Inc.	399,183
480		Regal-Beloit Corp.	13,766
			607,157
		Healthcare - Products: 0.5%
2,190	@	Cardiac Science Corp.	7,972
6,430		Young Innovations, Inc.	102,880
			110,852
		Healthcare - Services: 0.8%
1,030	@	AMERIGROUP Corp.	25,523
1,200	@	Kindred Healthcare, Inc.	17,268
500	@	Magellan Health Services, Inc.	16,580
1,300	@	Medcath Corp.	10,426
3,020	@	RehabCare Group, Inc.	44,183
3,950	@	Res-Care, Inc.	48,309
1,577	@	Triple-S Management Corp.	18,151
			180,440
		Home Builders: 0.2%
2,190		M/I Homes, Inc.	14,126
1,080	@	Meritage Homes Corp.	10,714
1,560		Ryland Group, Inc.	22,043
6,120	@	Standard-Pacific Corp.	5,814
			52,697
		Home Furnishings: 2.0%
4,020		Furniture Brands International, Inc.	5,467
31,500		Hooker Furniture Corp.	217,350
3,400		Kimball International, Inc.	20,400
29,600		Tempur-Pedic International, Inc.	181,744
			424,961
		Household Products/Wares: 2.4%
6,150		American Greetings Corp.	22,940
3,120	@	Helen of Troy Ltd.	31,325
2,140	@	Prestige Brands Holdings, Inc.	11,706
18,500		WD-40 Co.	455,285
			521,256
		Insurance: 11.9%
2,780		American Equity Investment Life Holding Co.	10,675
1,860	@	American Safety Insurance Holdings Ltd.	19,102
25,966	@@	Aspen Insurance Holdings Ltd.	565,799
16,950		Assurant, Inc.	345,780
1,560		Flagstone Reinsurance Holdings Ltd.	11,622
5,500		Horace Mann Educators Corp.	42,295
2,370	@@	IPC Holdings Ltd.	60,222
1,660	@@	Max Re Capital Ltd.	27,390
1,160	@@	Montpelier Re Holdings Ltd.	14,732
310		National Western Life Insurance Co.	31,512
350		Odyssey Re Holdings Corp.	16,261
7,930		Phoenix Cos., Inc.	3,806
2,290	@@	Platinum Underwriters Holdings Ltd.	64,212
38,106	@	PMA Capital Corp.	195,865
3,650		Presidential Life Corp.	24,090

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
260	@	ProAssurance Corp.	$12,425
11,250		Reinsurance Group of America, Inc.	306,000
220		RLI Corp.	10,776
2,390	@	SeaBright Insurance Holdings, Inc.	23,231
700		Selective Insurance Group	8,421
12,300		Stancorp Financial Group, Inc.	221,277
18,250		Tower Group, Inc.	372,118
3,110	@, @@	United America Indemnity Ltd.	26,497
4,130	@	Universal American Financial Corp.	27,712
2,870		Validus Holdings Ltd.	68,708
500		Zenith National Insurance Corp.	10,995
			2,521,523
		Internet: 1.3%
15,490	@	Avocent Corp.	185,570
2,110	@	Internap Network Services Corp.	6,436
4,265	@	Moduslink Global Solutions, Inc.	8,104
3,200	@	Orbitz Worldwide, Inc.	7,872
2,530	@	Perficient, Inc.	8,906
7,620	@	RealNetworks, Inc.	17,526
2,770	@	SonicWALL, Inc.	12,243
2,670	@	TIBCO Software, Inc.	12,896
1,940	@	Vignette Corp.	12,823
			272,376
		Investment Companies: 1.1%
5,652		Apollo Investment Corp.	23,343
55,043		Ares Capital Corp.	198,155
4,860		Hercules Technology Growth Capital, Inc.	21,044
			242,542
		Leisure Time: 0.1%
7,900		Brunswick Corp.	24,411
			24,411
		Machinery - Diversified: 3.8%
1,080		Alamo Group, Inc.	12,517
19,700		Albany International Corp.	169,420
2,040		Briggs & Stratton Corp.	24,847
12,690	@	Kadant, Inc.	114,971
300		Nacco Industries, Inc.	6,240
6,500		Roper Industries, Inc.	268,775
34,050		Sauer-Danfoss, Inc.	199,193
1,260	@	Tecumseh Products Co.	6,678
			802,641
		Media: 0.1%
1,860	@	Cox Radio, Inc.	10,007
1,820		Scholastic Corp.	20,038
			30,045
		Metal Fabricate/Hardware: 0.7%
1,610		AM Castle & Co.	11,737
1,560		Mueller Industries, Inc.	28,189
5,060		Mueller Water Products, Inc.	10,879
6,200	@	RBC Bearings, Inc.	92,504
			143,309
		Mining: 2.9%
19,700	@	Century Aluminum Co.	43,734
400		Royal Gold, Inc.	16,184
4,440	@	USEC, Inc.	22,333
61,400	@@	Yamana Gold, Inc.	531,724
			613,975
		Miscellaneous Manufacturing: 6.0%
4,950		Acuity Brands, Inc.	113,454
480		AO Smith Corp.	12,254
11,750		Clarcor, Inc.	309,730
63,057	@	Griffon Corp.	458,415
9,200		Matthews International Corp. - Class A	319,608
2,660		Movado Group, Inc.	15,189
2,990		Tredegar Corp.	49,933
			1,278,583
		Oil & Gas: 6.1%
45,470	@	Approach Resources, Inc.	305,558
16,900	@	Bill Barrett Corp.	326,846
2,640	@	Bronco Drilling Co., Inc.	10,718
29,300	@	Denbury Resources, Inc.	377,384
1,940	@	Harvest Natural Resources, Inc.	6,111
4,020	@	Parker Drilling Co.	6,432
31,800	@	Petroquest Energy, Inc.	103,032
3,120	@	Rosetta Resources, Inc.	15,881
7,800		St. Mary Land & Exploration Co.	105,924
1,260	@	Stone Energy Corp.	4,990
1,660	@	Swift Energy Co.	11,935
42,200	@	Warren Resources, Inc.	27,430
			1,302,241
		Oil & Gas Services: 1.6%
61,300	@@	Acergy SA ADR	316,308

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services (continued)
2,460	@	Allis-Chalmers Energy, Inc.	$4,797
300	@	SEACOR Holdings, Inc.	17,973
			339,078
		Packaging & Containers: 1.8%
15,400		Packaging Corp. of America	163,086
44,350		Temple-Inland, Inc.	210,663
			373,749
		Pharmaceuticals: 2.1%
1,850		Medicis Pharmaceutical Corp.	20,868
2,490	@	Salix Pharmaceuticals Ltd.	18,551
27,250	@	Sepracor, Inc.	408,205
			447,624
		Retail: 4.7%
3,671		Asbury Automotive Group, Inc.	10,462
17,100		Bob Evans Farms, Inc.	315,837
3,070		Brown Shoe Co., Inc.	10,960
7,830		Casey’s General Stores, Inc.	155,895
2,970	@	Chico’s FAS, Inc.	13,454
2,040		Haverty Furniture Cos., Inc.	17,952
1,250	@	Jo-Ann Stores, Inc.	15,050
3,540		Regis Corp.	44,604
3,420	@	Rush Enterprises, Inc. - Class A	27,941
6,420		Stage Stores, Inc.	46,096
11,780		World Fuel Services Corp.	341,738
			999,989
		Savings & Loans: 0.8%
3,220		Abington Bancorp, Inc.	23,345
1,170		BankFinancial Corp.	10,132
1,260		Berkshire Hills Bancorp., Inc.	26,536
1,630		ESSA Bancorp, Inc.	19,576
1,030		First Niagara Financial Group, Inc.	11,969
2,530		First Place Financial Corp.	5,617
2,310		NewAlliance Bancshares, Inc.	26,380
3,200		Provident Financial Services, Inc.	29,888
1,540		United Financial Bancorp, Inc.	19,820
			173,263
		Semiconductors: 4.2%
33,500	@	Actel Corp.	303,845
9,030	@	Cypress Semiconductor Corp.	50,207
4,006	@	DSP Group, Inc.	22,233
7,910	@	Entegris, Inc.	4,825
2,450	@	Exar Corp.	14,333
23,100	@	Mattson Technology, Inc.	13,167
2,940	@	MKS Instruments, Inc.	37,015
2,710	@	Omnivision Technologies, Inc.	18,401
24,730	@	Standard Microsystems Corp.	385,046
7,230	@	Triquint Semiconductor, Inc.	16,846
3,650	@	Zoran Corp.	18,980
			884,898
		Software: 0.4%
2,710	@	Avid Technology, Inc.	26,992
3,250	@	JDA Software Group, Inc.	31,525
2,070	@	SYNNEX Corp.	30,677
			89,194
		Telecommunications: 0.5%
1,040		Atlantic Tele-Network, Inc.	21,684
2,100		Black Box Corp.	41,664
4,310	@	Harris Stratex Networks, Inc.	16,938
1,813	@	USA Mobility, Inc.	16,571
			96,857
		Textiles: 0.2%
2,210		G&K Services, Inc.	39,449
			39,449
		Toys/Games/Hobbies: 0.2%
1,760	@	Jakks Pacific, Inc.	22,299
2,930	@	RC2 Corp.	13,742
			36,041
		Transportation: 3.1%
950		Arkansas Best Corp.	16,549
10,530		Landstar System, Inc.	333,275
18,175	@	Marten Transport Ltd.	300,978
			650,802
		Total Common Stock
		(Cost $35,736,224)	20,593,825
REAL ESTATE INVESTMENT TRUSTS: 2.2%
		Apartments: 0.0%
600		American Campus Communities, Inc.	10,272
			10,272
		Diversified: 0.8%
2,160		Colonial Properties Trust	8,230
11,060		Entertainment Properties Trust	164,905
			173,135

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 28, 2009 (Unaudited) (continued)

Shares				Value
		Health Care: 0.3%
1,480		Care Investment Trust, Inc.		$7,844
680		Healthcare Realty Trust, Inc.		9,853
5,980		Medical Properties Trust, Inc.		20,870
340		Omega Healthcare Investors, Inc.		4,464
980		Senior Housing Properties Trust		12,368
				55,399
		Hotels: 0.1%
11,200		Ashford Hospitality Trust, Inc.		11,200
2,530		DiamondRock Hospitality Co.		7,818
1,766		Sunstone Hotel Investors, Inc.		3,868
				22,886
		Mortgage: 0.2%
6,770		Anthracite Capital, Inc.		5,619
2,150		MFA Mortgage Investments, Inc.		12,341
8,670		Northstar Realty Finance Corp.		17,687
				35,647
		Office Property: 0.3%
4,960		BioMed Realty Trust, Inc.		42,309
480		Corporate Office Properties Trust SBI MD		12,000
500		Highwoods Properties, Inc.		9,445
				63,754
		Single Tenant: 0.3%
3,160		National Retail Properties, Inc.		45,409
970		Realty Income Corp.		17,004
				62,413
		Storage: 0.1%
1,660		Extra Space Storage, Inc.		10,408
8,350		U-Store-It Trust		20,875
				31,283
		Warehouse/Industrial: 0.0%
3,120		DCT Industrial Trust, Inc.		9,110
				9,110
		Total Real Estate Investment Trusts
		(Cost $1,364,896)		463,899
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
1,400		iShares Russell 2000 Value Index Fund		51,100
		Total Exchange-Traded Funds
		(Cost $52,230)		51,100
		Total Long-Term Investments
		(Cost $37,153,350)		21,108,824
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
205,366		ING Institutional Prime Money Market Fund - Class I		205,366
		Total Short-Term Investments
		(Cost $205,366)		205,366
		Total Investments in Securities
		(Cost $37,358,716)*	100.2%	$21,314,190
		Other Assets and Liabilities - Net	(0.2)	(35,696)
		Net Assets	100.0%	$21,278,494

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $37,958,011.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$615,562
		Gross Unrealized Depreciation		(17,104,227)
		Net Unrealized Depreciation		$(16,488,665)

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•           Level 1 - quoted prices in active markets for identical investments

•           Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$21,314,190	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$21,314,190	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 73.3%
		Agriculture: 0.7%
261,337	@@, L	Cresud SACIF y A ADR	$1,873,786
			1,873,786
		Auto Manufacturers: 1.2%
882,300	@@, L	Tata Motors Ltd. ADR	3,096,873
			3,096,873
		Auto Parts & Equipment: 1.7%
175,800	@@	Magna International, Inc.	4,511,028
			4,511,028
		Banks: 2.2%
160,200	@@, L	ICICI Bank Ltd. ADR	1,996,092
417,100	@@	Sumitomo Trust & Banking Co., Ltd. ADR	1,351,404
255,710	@, @@	UBS AG - Reg	2,314,176
			5,661,672
		Biotechnology: 0.4%
19,200	@	Amgen, Inc.	939,456
			939,456
		Chemicals: 0.9%
56,100		Mosaic Co.	2,415,105
			2,415,105
		Coal: 3.3%
396,770		Arch Coal, Inc.	5,515,103
67,100		Consol Energy, Inc.	1,828,475
50,500		Peabody Energy Corp.	1,195,335
			8,538,913
		Cosmetics/Personal Care: 0.5%
7,170	@@	Kao Corp. ADR	1,358,847
			1,358,847
		Distribution/Wholesale: 2.6%
291,300	@	Ingram Micro, Inc.	3,172,257
210,105	@	Tech Data Corp.	3,632,715
			6,804,972
		Electric: 4.1%
105,420		Ameren Corp.	2,506,888
206,100	@@	Centrais Eletricas Brasileiras SA ADR - Class B	2,056,878
385,600	@, @@	Korea Electric Power Corp. ADR	2,942,128
162,000	L	Mirant Corp.	—
421,000		PNM Resources, Inc.	3,237,490
			10,743,384
		Engineering & Construction: 1.2%
137,900	@	Shaw Group, Inc.	3,218,586
			3,218,586
		Food: 6.3%
494,600	@, L	Smithfield Foods, Inc.	3,882,610
860,200		Tyson Foods, Inc.	7,251,486
418,700	L	Whole Foods Market, Inc.	5,087,205
			16,221,301
		Forest Products & Paper: 0.7%
2,338,800	@, @@	Domtar Corp.	1,847,652
			1,847,652
		Healthcare - Products: 1.0%
72,600	@	Zimmer Holdings, Inc.	2,542,452
			2,542,452
		Healthcare - Services: 2.7%
341,000	@	Health Net, Inc.	4,501,200
108,600	@	Humana, Inc.	2,570,562
			7,071,762
		Home Builders: 0.3%
120,200	@@	Sekisui House Ltd. ADR	770,482
			770,482
		Insurance: 0.2%
75,900		CNA Financial Corp.	604,164
			604,164
		Internet: 1.4%
321,500	@	eBay, Inc.	3,494,705
			3,494,705
		Machinery - Diversified: 1.8%
171,300	@	AGCO Corp.	2,936,082
137,000		Alamo Group, Inc.	1,587,830
			4,523,912
		Media: 2.6%
248,000		Scholastic Corp.	2,730,480
253,385	@	Viacom - Class B	3,899,595
			6,630,075
		Mining: 21.9%
336,725	@@, L	Alumina Ltd. ADR	1,027,011
671,667	@, @@	Banro Corp.	839,584

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2009 (Unaudited) (continued)

Shares			Value
		Mining (continued)
302,600	@@	Barrick Gold Corp.	$9,138,520
141,200	@@	Cameco Corp.	2,058,696
1,254,500	@, @@, L	Crystallex International Corp.	351,260
488,900	@@	Gold Fields Ltd. ADR	4,977,002
318,200	@	Gold Reserve, Inc.	190,920
364,431	@@	Iamgold Corp.	2,944,602
398,925	@, @@, L	Ivanhoe Mines Ltd.	1,815,109
472,700	@@	Kinross Gold Corp.	7,459,206
552,400	@, @@, L	Lihir Gold Ltd. ADR	11,821,360
296,320		Newmont Mining Corp.	12,335,802
172,500	@, @@, L	Novagold Resources, Inc.	493,350
569,425	@, @@	Orezone Gold Corp.	156,657
8,700	@, @@, L	Silver Standard Resources, Inc.	131,283
225,800	@, L	USEC, Inc.	1,135,774
			56,876,136
		Miscellaneous Manufacturing: 0.1%
239,300	@	Geovic Mining Corp.	122,282
			122,282
		Oil & Gas: 4.5%
27,600		Chevron Corp.	1,675,596
48,000		ConocoPhillips	1,792,800
70,500	@@	Nexen, Inc.	969,375
41,400	@@	Petro-Canada	906,660
174,800		Pioneer Natural Resources Co.	2,550,332
59,000	@@	Suncor Energy, Inc.	1,226,610
163,000		Tesoro Corp.	2,405,880
159,100	@	Warren Resources, Inc.	103,415
			11,630,668
		Oil & Gas Services: 1.3%
359,700		BJ Services Co.	3,478,299
			3,478,299
		Pharmaceuticals: 2.6%
367,890		Pfizer, Inc.	4,528,726
56,200		Wyeth	2,294,084
			6,822,810
		Retail: 0.8%
80,600		Lowe’s Cos., Inc.	1,276,704
717,600	@	Office Depot, Inc.	753,480
			2,030,184
		Savings & Loans: 0.0%
139,179	I	Washington Mutual, Inc.	3,479
			3,479
		Semiconductors: 0.1%
454,600	@	Axcelis Technologies, Inc.	144,563
			144,563
		Software: 1.9%
311,850		Microsoft Corp.	5,036,378
			5,036,378
		Telecommunications: 3.4%
62,300	@, @@	KT Corp. ADR	748,846
742,300	@	Sprint Nextel Corp.	2,442,167
166,700	@@	TELUS Corp.	4,225,845
6,900	@@, L	Tim Participacoes SA ADR	97,773
103,000	@@	Turkcell Iletisim Hizmet AS ADR	1,268,960
7,725	@@, L	Vivo Participacoes SA ADR	125,222
			8,908,813
		Transportation: 0.9%
63,700		Union Pacific Corp.	2,390,024
			2,390,024
		Total Common Stock
		(Cost $298,032,385)	190,312,763
PREFERRED STOCK: 2.2%
		Telecommunications: 1.4%
14,500	P	Lucent Technologies Capital Trust I	3,625,000
			3,625,000
		Transportation: 0.8%
3,150		Kansas City Southern	2,154,600
			2,154,600
		Total Preferred Stock
		(Cost $15,076,685)	5,779,600
WARRANTS: 0.0%
		Mining: 0.0%
193,380	@	Banro Corp.	67,683
		Total Warrants
		(Cost $-)	67,683

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2009 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 17.0%
		Airlines: 1.5%
$4,504,000	C	JetBlue Airways Corp., 3.750%, due 03/15/35		$3,941,000
				3,941,000
		Environmental Control: 2.1%
5,799,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34		5,414,816
				5,414,816
		Machinery - Diversified: 2.0%
9,744,000	+, C	Albany International Corp., 2.250% (step rate 3.250%), due 03/15/26		5,322,660
				5,322,660
		Mining: 3.5%
379,000	@@, ±, C	Apex Silver Mines Ltd., 2.875%, due 03/15/24		20,845
7,944,000	C	Coeur d’Alene Mines Corp., 1.250%, due 01/15/24		3,832,980
1,817,000	@@, C	Gold Reserve, Inc., 5.500%, due 06/15/22		808,565
7,831,000		USEC, Inc., 3.000%, due 10/01/14		4,414,726
				9,077,116
		Miscellaneous Manufacturing: 1.5%
2,184,000	C	Griffon Corp., 4.000%, due 07/18/23		1,979,250
4,572,000	C	Trinity Industries, Inc., 3.875%, due 06/01/36		2,000,250
				3,979,500
		Oil & Gas: 1.1%
3,187,000		Nabors Industries, Inc., 0.940%, due 05/15/11		2,760,739
				2,760,739
		Pharmaceuticals: 2.5%
9,572,000	C	Omnicare, Inc., 3.250%, due 12/15/35		6,485,030
				6,485,030
		Semiconductors: 0.7%
4,935,000		Credence Systems Corp., 3.500%, due 05/15/10		1,603,875
1,700,000	@@	Qimonda Finance, LLC, 6.750%, due 03/22/13		108,375
				1,712,250
		Telecommunications: 2.1%
1,297,000	C	Nextel Communications, 5.250%, due 01/15/10		1,225,665
6,248,000		NII Holdings, Inc., 3.125%, due 06/15/12		4,186,160
				5,411,825
		Total Corporate Bonds/Notes
		(Cost $59,512,262)		44,104,936
		Total Long-Term Investments
		(Cost $372,621,332)		240,264,982

Shares				Value
SHORT-TERM INVESTMENTS: 16.5%
		Affiliated Mutual Fund: 11.1%
28,957,417		ING Institutional Prime Money Market Fund - Class I		$28,957,417
		Total Mutual Fund
		(Cost $28,957,417)		28,957,417

Principal Amount				Value
		Securities Lending Collateral(cc): 5.4%
$14,127,362		Bank of New York Mellon Corp. Institutional Cash Reserves		$14,014,828
		Total Securities Lending Collateral
		(Cost $14,127,362)		14,014,828
		Total Short-Term Investments
		(Cost $43,084,779)		42,972,245
		Total Investments in Securities
		(Cost $415,706,111)*	109.0%	$283,237,227
		Other Assets and Liabilities - Net	(9.0)	(23,351,757)
		Net Assets	100.0%	$259,885,470

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at February 28, 2009.
	±	Defaulted security
	*	Cost for federal income tax purposes is $417,115,764.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$7,704,642
		Gross Unrealized Depreciation		(141,583,179)
		Net Unrealized Depreciation		$(133,878,537)

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 28, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•           Level 1 - quoted prices in active markets for identical investments

•           Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•           Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 28, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$214,895,127	$—
Level 2- Other Significant Observable Inputs	68,342,100	—
Level 3- Significant Unobservable Inputs	—	—
Total	$283,237,227	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures

(a)    Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)    There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 27, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 27, 2009